AB
AllianceBernstein
                                        THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS
                                -AllianceBernstein Small-Mid Cap Value Portfolio
                                                               (the "Portfolio")
________________________________________________________________________________

Supplement dated June 17, 2014 of the Prospectus dated December 31, 2013 of the AllianceBernstein Pooling Portfolios offering shares of the Portfolio (the "Prospectus").

                                   *  *  *  *  *

Portfolio Managers
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The following chart replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectus for the Portfolio and reflects those persons responsible for day-to-day management of the Portfolio's portfolio.

AllianceBernstein Small-Mid Cap Value Portfolio
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Employee               Length of Service    Title
--------------------------------------------------------------------------------
James W. MacGregor     Since 2005           Senior Vice President of the Adviser
Joseph G. Paul         Since 2005           Senior Vice President of the Adviser

                                   * * * * *


The following replaces certain information under the heading "Management of the Portfolios - Portfolio Managers" in the Prospectus with respect to the Portfolio.



                                                                 Principal
                                                            Occupation(s) During
Portfolio and Responsible                                     the Past Five (5)
Group                           Employee; Year; Title             Years
--------------------------------------------------------------------------------

AllianceBernstein Small-Mid      James W. MacGregor; since    Senior Vice
Cap Value Portfolio              2005; Senior Vice            President of the
                                 President of the Adviser     Adviser, with
Small/Mid Cap Value Senior                                    which he has been
Investment Management Team                                    associated since
                                                              prior to 2009. He
                                                              is also Chief
                                                              Investment Officer
                                                              - Small- and
                                                              Mid-Cap Value
                                                              Equities.

                                 Joseph G. Paul; since        Senior Vice
                                 2005; Senior Vice            President of the
                                 President of the Adviser     Adviser, with
                                                              which he has been
                                                              associated since
                                                              prior to 2009. He
                                                              is also Chief
                                                              Investment Officer
                                                              North American
                                                              Value Equities.
                                                              Until 2009, he was
                                                              Chief Investment
                                                              Officer -- Small-
                                                              and Mid-Cap Value
                                                              Equities, Co-Chief
                                                              Investment Officer
                                                              of Real Estate
                                                              Investments, and
                                                              Chief Investment
                                                              Officer of
                                                              Advanced Value
                                                              since prior to
                                                              2009.

                                   * * * * *

This Supplement should be read in conjunction with the Prospectus for the Portfolio.

You should retain this Supplement with your Prospectus for future reference.

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